Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2021
Balance Sheet Details [Abstract]
Schedule of cash and cash equivalents and restricted cash
	December 31,
(in thousands USD)	2021	2020
Cash and cash equivalents	$8,463	$9,256
Restricted cash	177	176
Total cash, cash equivalents and restricted cash	$8,640	$9,432

Schedule of balance sheet details
	December 31,
(in thousands USD)	2021	2020
Accounts receivables	$19,173	$13,974
Unbilled accounts receivables	11,716	7,578
Related party receivables - shareholders & key personnel	—	1,305
Other receivables	686	1,210
Allowance for doubtful accounts	(188)	(267)
Total accounts receivable, net	$31,387	$23,800

	December 31,
(in thousands USD)	2021	2020
Income tax receivables	$2,369	$1,119
Prepaid expenses and other current assets	5,121	2,821
Total prepaid expenses and other current assets	$7,490	$3,940

	December 31,
(in thousands USD)	2021	2020
Accrued wages, vacation & other employee related items	$2,387	$5,871
Accrued interest	381	2,223
Accrued incentive compensation	654	795
Receipts not vouchered	5,872	1,791
Accrued liabilities - Related Party	17	—
Other accrued liabilities	467	4,400
Total accrued liabilities	$9,778	$15,080

Schedule of allowance for doubtful accounts
(in thousands USD)	2021	2020
Beginning balance, January 1	$267	$388
Charges to expense	1,307	11
Write-offs and recoveries	(1,382)	(126)
Foreign currency translation	(4)	(6)
Ending balance, December 31	$188	$267